Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

As of December 31, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Background	Ownership %	Principal activity
Starry Prospect Limited	• A BVI company • Incorporated on June 11, 2024	100%	Holding company
Accolade Corporate Services Limited (“ACSL”)	• A Hong Kong company • Incorporated on December 4, 2009	100%	Corporate secretarial services
Accolade Consultants Limited (“ACL”)	• A Hong Kong company • Incorporated on August 2, 2010	100%	Accounting services
Accolade IP (SG) Pte. Ltd. (“ASG”)	• A Singapore company • Incorporated on January 26, 2018	100%	IP registration services